Contributed surplus (Schedule of Options Outstanding) (Details)	Dec. 31, 2019 shares Years $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	1,573,411	1,474,477	1,498,052
Options outstanding, Weighted average exercise price | $ / shares	$ 4.63	$ 4.12	$ 2.26
Options outstanding, Weighted average remaining contractual life (years) | Years	2.61
Options exercisable, Number | shares	911,732
Options exercisable, Weighted average exercise price | $ / shares	$ 3.29
Options exercisable, Weighted average remaining contractual life (years) | Years	1.80
Exercise price range 1.98 - 2.29 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	240,626
Options outstanding, Weighted average exercise price | $ / shares	$ 2.07
Options outstanding, Weighted average remaining contractual life (years) | Years	1.36
Options exercisable, Number | shares	240,626
Options exercisable, Weighted average exercise price | $ / shares	$ 2.07
Options exercisable, Weighted average remaining contractual life (years) | Years	1.36
Exercise price range 2.30 - 2.38 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	389,625
Options outstanding, Weighted average exercise price | $ / shares	$ 2.39
Options outstanding, Weighted average remaining contractual life (years) | Years	1.64
Options exercisable, Number | shares	389,625
Options exercisable, Weighted average exercise price | $ / shares	$ 2.39
Options exercisable, Weighted average remaining contractual life (years) | Years	1.64
Exercise price range 2.39 - 3.01 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	178,125
Options outstanding, Weighted average exercise price | $ / shares	$ 3.45
Options outstanding, Weighted average remaining contractual life (years) | Years	2.87
Options exercisable, Number | shares	78,125
Options exercisable, Weighted average exercise price | $ / shares	$ 2.82
Options exercisable, Weighted average remaining contractual life (years) | Years	0.32
Exercise price range 3.02 - 6.72 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	343,230
Options outstanding, Weighted average exercise price | $ / shares	$ 6.40
Options outstanding, Weighted average remaining contractual life (years) | Years	3.22
Options exercisable, Number | shares	131,772
Options exercisable, Weighted average exercise price | $ / shares	$ 6.40
Options exercisable, Weighted average remaining contractual life (years) | Years	3.22
Exercise price range 6.73 - 7.39 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	421,805
Options outstanding, Weighted average exercise price | $ / shares	$ 7.24
Options outstanding, Weighted average remaining contractual life (years) | Years	3.60
Options exercisable, Number | shares	71,584
Options exercisable, Weighted average exercise price | $ / shares	$ 7.09
Options exercisable, Weighted average remaining contractual life (years) | Years	3.17